Class A Common Stock Subject to Possible Redemption (Details) - Schedule condensed consolidated balance sheets	12 Months Ended
Dec. 31, 2021 USD ($)
Share-based Payment Arrangement [Abstract]
Gross proceeds	$ 345,000,000
Fair value of Public Warrants at issuance	(13,627,500)
Offering costs allocated to Class A common stock subject to possible redemption	(24,861,801)
Remeasurement on Class A common stock subject to possible redemption amount	38,489,301
Class A common stock subject to possible redemption	$ 345,000,000